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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas        2/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 66
                                        --------------------

Form 13F Information Table Value Total: $248,926
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                                 Shares/
                                                                        Value    Princ.   SH/ Investment  Other  Voting Authority
            Name of Issuer                 Title of Class      Cusip   (x$1000)  Amount   PRN Discretion Manager        Sole
       Alliance One International        Common Stock - Long 018772103  1,201    330,000  SH     Sole      N/A        330,000
           Abbott Laboratories           Common Stock - Long 002824100   221      3,367   SH     Sole      N/A         3,367
              Altria Group               Common Stock - Long 02209S103   201      6,406   SH     Sole      N/A         6,406
            Ascent Media Corp            Common Stock - Long 043632108  9,701    156,621  SH     Sole      N/A        156,621
                AT&T Inc.                Common Stock - Long 00206R102   237      7,043   SH     Sole      N/A         7,043
     Barrett Business Services, Inc.     Common Stock - Long 068463108  8,666    227,521  SH     Sole      N/A        227,521
        Berkshire Hathaway, Inc.               Class A       084670108  1,609       12    SH     Sole      N/A           12
        Berkshire Hathaway, Inc.               Class B       084670702  16,268   181,355  SH     Sole      N/A        181,355
              Big Lots Inc.              Common Stock - Long 089302103  6,788    238,508  SH     Sole      N/A        238,508
        Bristol Myers Squibb Co.         Common Stock - Long 110122108   692      21,235  SH     Sole      N/A         21,235
       Cambium Learning Grp, Inc.        Common Stock - Long 13201A107   546     492,126  SH     Sole      N/A        492,126
      Capital Southwest Corporation      Common Stock - Long 140501107  2,018     20,254  SH     Sole      N/A         20,254
              CBS Corp New                     Class B       124857202   400      10,522  SH     Sole      N/A         10,522
              Cenveo, Inc.               Common Stock - Long 15670S105  1,637    606,402  SH     Sole      N/A        606,402
              Clorox Co Del              Common Stock - Long 189054109  1,427     19,486  SH     Sole      N/A         19,486
              Coca Cola Co               Common Stock - Long 191216100  3,941    108,731  SH     Sole      N/A        108,731
        Colgate-Palmolive Company        Common Stock - Long 194162103  1,200     11,478  SH     Sole      N/A         11,478
           CorVel Corporation            Common Stock - Long 221006109   623      13,903  SH     Sole      N/A         13,903
      Costco Wholesale Corporation       Common Stock - Long 22160K105   475      4,814   SH     Sole      N/A         4,814
              Cross A T Co               Common Stock - Long 227478104  3,338    309,691  SH     Sole      N/A        309,691
     Dr. Pepper Snapple Group, Inc.      Common Stock - Long 26138E109  1,048     23,718  SH     Sole      N/A         23,718
          Echostar Corporation                 Class A       278768106  8,559    250,119  SH     Sole      N/A        250,119
           Eli Lilly & Company           Common Stock - Long 532457108   302      6,129   SH     Sole      N/A         6,129
        Employers Holdings, Inc.         Common Stock - Long 292218104  5,018    243,816  SH     Sole      N/A        243,816
        Energy Transfer Equity LP        Common Stock - Long 29273V100   437      9,600   SH     Sole      N/A         9,600
              Expedia, Inc.              Common Stock - Long 30212P105  7,975    129,801  SH     Sole      N/A        129,801
            Exxon Mobil Corp             Common Stock - Long 30231G102   360      4,161   SH     Sole      N/A         4,161
Fairfax Financial Holdings Limited (USA) Common Stock - Long 303901102  11,491    31,877  SH     Sole      N/A         31,877
        General Electric Company         Common Stock - Long 369604103   281      13,385  SH     Sole      N/A         13,385
           General Mills, Inc.           Common Stock - Long 370334104  3,455     85,471  SH     Sole      N/A         85,471
               Gentex Corp               Common Stock - Long 371901109  2,890    153,315  SH     Sole      N/A        153,315
           GlaxoSmithKline PLC              Sponsored ADR    37733W105  3,160     72,688  SH     Sole      N/A         72,688
           Hampshire Group Ltd           Common Stock - Long 4088591106  342     113,320  SH     Sole      N/A        113,320
              Heinz H J Co               Common Stock - Long 423074103  6,276    108,806  SH     Sole      N/A        108,806
               Hershey Co                Common Stock - Long 427866108  1,021     14,136  SH     Sole      N/A         14,136
       Iron Mountain Incorporated        Common Stock - Long 462846106  3,599    115,913  SH     Sole      N/A        115,913
            Johnson & Johnson            Common Stock - Long 478160104  5,032     71,789  SH     Sole      N/A         71,789
      Kinder Morgan Management LLC       Common Stock - Long 49455U100   313      4,147   SH     Sole      N/A         4,147
            Kraft Foods Inc.                   Class A       50075N104   798      17,558  SH     Sole      N/A         17,558
              K-Swiss Inc.                     Class A       482686102  5,591   1,664,098 SH     Sole      N/A       1,664,098
   Liberty Interactive Corp. Ventures         Series A       53071M880  3,075     45,377  SH     Sole      N/A         45,377
         Liberty Media Corp New             Cap Com Ser A    530322106  13,395   115,466  SH     Sole      N/A        115,466
         Liberty Media Corp New             Int Com Ser A    53071M104  13,321   676,859  SH     Sole      N/A        676,859
         LKA International Inc.          Common Stock - Long 501884100    11      36,144  SH     Sole      N/A         36,144
     Magellan Midstream Partners LP      Common Stock - Long 559080106   249      5,754   SH     Sole      N/A         5,754
        Medical Action Industries        Common Stock - Long 58449L100  1,259    468,163  SH     Sole      N/A        468,163
             Merck & Co Inc..            Common Stock - Long 58933Y105  1,285     31,383  SH     Sole      N/A         31,383
          Meredith Corporation           Common Stock - Long 589433101  5,971    173,332  SH     Sole      N/A        173,332
       Mondelez International Inc.       Common Stock - Long 609207105  1,343     52,748  SH     Sole      N/A         52,748
      Montpelier Re Holdings, Ltd.       Common Stock - Long G62185106  12,500   546,814  SH     Sole      N/A        546,814
        Nicholas Financial, Inc.         Common Stock - Long 65373J209  1,196     96,412  SH     Sole      N/A         96,412
          Nobility Homes, Inc.           Common Stock - Long 654892108    89      18,189  SH     Sole      N/A         18,189
               Novartis AG                  Sponsored ADR    66987V109  2,379     37,586  SH     Sole      N/A         37,586
           Petrofrontier Corp            Common Stock - Long 71648X106    4       10,000  SH     Sole      N/A         10,000
           Proctor & Gamble Co           Common Stock - Long 742718109  1,938     28,552  SH     Sole      N/A         28,552
            Republic Services            Common Stock - Long 760759100  2,667     90,929  SH     Sole      N/A         90,929
        Resolute Forest Products         Common Stock - Long  3687209   5,359    404,765  SH     Sole      N/A        404,765
             Sanofi Aventis                 Sponsored ADR    80105N105  3,196     67,454  SH     Sole      N/A         67,454
         Tootsie Roll Inds Inc.          Common Stock - Long 890516107  1,996     76,998  SH     Sole      N/A         76,998
              Unilever PLC                  Spon ADR New     904767704  4,737    122,335  SH     Sole      N/A        122,335
               Unilever NV               Common Stock - Long 904784709  2,111     55,106  SH     Sole      N/A         55,106
           Utah Med Prods Inc.           Common Stock - Long 917488108  1,176     32,629  SH     Sole      N/A         32,629
          Validus Holdings Inc.          Common Stock - Long G9319H102  3,286     95,018  SH     Sole      N/A         95,018
          Wal-Mart Stores, Inc.          Common Stock - Long 931142103  7,070    103,619  SH     Sole      N/A        103,619
           Washington Post Co                  Class B       939640108  12,923    35,384  SH     Sole      N/A         35,384
        White Mtns Ins Group Ltd.        Common Stock - Long G9618E107  17,253    33,501  SH     Sole      N/A         33,501

                 Total                                                 248,926 9,363,838